Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
9.
Derivative instruments

The Company’s derivative instruments consist of interest rate swaps agreements (“interest rate contracts”). The interest rate swaps mitigate the exposure to the variable-rate debt by effectively converting the floating-rate payments to fixed-rate payments. During the year ended December 31, 2024, the Company entered into a forward starting interest rate swap. The interest rate contracts are measured at fair value using a discounted cash flow methodology and not designated as hedges for accounting purposes; as such, any fair value changes were recorded in “Other income, net” in the Consolidated Statements of Comprehensive Income / (Loss).

The following table summarizes the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets" or "Derivative financial liabilities" in the Consolidated Statements of Financial Position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value of asset as at December 31, 2024	Fair value of asset as at December 31, 2023
Interest rate swap	2.1%	$225,840	USD-1 month SOFR	March 31, 2022	March 31, 2026	$4,766	$10,427
Forward starting interest rate swap	3.3%	$110,047	USD-1 month SOFR	March 31, 2026	December 31, 2027	$736	$-

The derivative financial instrument arrangement was entered into to manage its interest rate risk related to its current credit facilities, comprised of its Term Loan Facility and Secured Notes. On July 1, 2023, the reference rate index for the Company’s derivative financial instrument converted from LIBOR to the term SOFR reference rate administered by CME Group Benchmark Administration Limited (“SOFR”).

For the year ended December 31, 2024, 2023, and 2022, the Company recognized a gain / (loss) on derivatives of $3,994, $3,314 and $17,458, respectively, of which ($4,925), ($6,894), and $17,321, respectively, is associated with remeasuring the derivative instrument to fair value at the end of the reporting period. The fair value remeasurement is netted by $8,919, $10,208 and $137 of monthly cash receipts on the interest rate contracts (See Note 16 and 19).